Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net (loss) income	$ (41,798)	$ 2,102,656	$ 4,552,682	$ 6,242,424	$ 4,609,453
Adjustments to reconcile net income to cash provided by operating activities
Allowance for doubtful accounts	21,441			116	2,948
Depreciation and amortization	686,038	282,888	954,517	218,526	228,547
Inventory reserve	58,349	105,314	(5,812)	(138,354)	(312,532)
Deferred income tax	(11,345)	(25,749)	1,411	19,012	29,109
Amortization of operating lease right-of-use assets	115,882	114,179	228,552	150,978	58,147
Amortization of stock-based compensation			131,092	170,883	44,910
Issuance of Ordinary Shares for services			218,304
Share-based compensation	1,009,836	35,000
Unrealized foreign currency exchange loss (gain)	2,747	(8,452)	(35,008)	(18,831)	45,124
Gain on disposal of property and equipment				(725)
Changes in operating assets and liabilities:
Accounts receivable	(3,464,205)	(2,198,450)	2,081,376	(1,300,942)	(89,543)
Inventories	(498,736)	(124,601)	721,371	(157,709)	(209,011)
Advance to suppliers, net	(160,908)	(3,353,433)	(11,510,450)	(407,022)	(399,262)
Prepaid expenses and other current assets	801,781	(3,595,458)	(2,170,541)	(265,446)	2,642
Accounts payable	(135,111)	100,386	833,547	(141,927)	(969,414)
Operating lease liabilities	(120,040)	(115,170)	(232,147)	(147,812)	(49,648)
Taxes payable	(224,459)	386,510	1,561,946	(3,632,922)	410,716
Deferred revenue	391,057	781,183	(80,176)	(875,295)	684,030
Accrued expenses and other current liabilities	(314,702)	3,335,205	2,097,424	97,925	(33,092)
Net cash used in operating activities	(1,884,173)	(2,177,992)	(651,912)	(187,121)	4,053,124
Cash flows from investing activities
Purchase of short-term investments			(67)	(5,097,816)	(2,159,920)
Proceeds upon redemption of short-term investments				6,776,385	470,082
Purchase of property and equipment	(693)	(15,131)	(61,906)	(27,695)	(51,878)
Proceeds from sales of property and equipment				1,613
Capital expenditures on construction-in-progress		(2,970)	(460,125)	(4,708,138)	(4,432,941)
Purchase of intangible assets			(669,190)		(269,088)
Proceeds of borrowings to related parties			5,623
Payment of acquisition deposit					(1,000,000)
Net cash used in investing activities	(693)	(18,101)	(1,185,665)	(3,055,651)	(7,443,745)
Cash flows from financing activities
Net proceeds from issuance of Ordinary Shares		2,200,000	2,027,544		11,271,480
Proceeds from exercise of stock options				140
Proceeds from short-term loans	3,619,267	259,767	2,879,809	2,631,890	1,257,225
Proceeds from long-term loans	854,514		1,132,803	578,343	1,245,871
Repayment of short-term loans	(1,534,052)	(79,165)	(2,728,836)	(40,780)	(2,563,433)
Repayment of long-term loans	(508,629)	(437,412)	(2,143,046)	(637,147)	(2,522,101)
Proceeds from (repayment of) borrowings from related parties	80,752	(1,038)	13,482	(96,969)	(2,262,378)
(Repayment of) proceeds from third party loans					(721,484)
(Repayment of) principal from finance lease			(26,509)	(173,961)	169,153
Payment for deferred initial public offering costs					(521,651)
Repayment of capital lease		(27,236)
Net cash provided by financing activities	2,511,852	1,914,916	1,155,247	2,261,516	5,352,682
Effect of changes of foreign exchange rates on cash	(21,858)	(17,412)	(45,780)	(81,750)	(111,300)
Net increase (decrease) in cash	605,128	(298,589)	(728,110)	(1,063,006)	(1,850,761)
Cash, beginning of period	112,751	840,861	840,861	1,903,867	53,106
Cash, end of period	717,879	542,272	112,751	840,861	1,903,867
Supplemental disclosure of cash flow information
Cash paid for interest expense	143,747	178,557	238,224	446,884	417,266
Cash paid for income tax		500,251	478,683	2,290,393	2,411
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services	24,000	35,000			422,221
Exercise of options			2
Right-of-use assets obtained in exchange for operating lease obligations		$ 458,181		546,323	257,564
Unpaid purchase of property and equipment			$ 403,318